Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.45%
Communication services: 10.41%
Diversified telecommunication services: 0.59%
AT&T, Inc.	172,570	$4,286,639
Verizon Communications, Inc.	102,635	4,180,324
		8,466,963
Entertainment: 1.34%
Electronic Arts, Inc.	5,464	1,116,459
Live Nation Entertainment, Inc.†	3,844	547,770
Netflix, Inc.†	103,144	9,670,781
Take-Two Interactive Software, Inc.†	4,228	1,082,495
TKO Group Holdings, Inc. Class A	1,614	337,326
Walt Disney Co.	43,457	4,944,103
Warner Bros Discovery, Inc.†	60,318	1,738,365
		19,437,299
Interactive media & services: 7.96%
Alphabet, Inc. Class A	141,620	44,327,060
Alphabet, Inc. Class C	113,190	35,519,022
Match Group, Inc.	5,746	185,539
Meta Platforms, Inc. Class A	53,014	34,994,011
		115,025,632
Media: 0.36%
Charter Communications, Inc. Class A†	2,142	447,143
Comcast Corp. Class A	88,469	2,644,338
Fox Corp. Class A	5,072	370,611
Fox Corp. Class B	3,613	234,592
News Corp. Class A	9,116	238,110
News Corp. Class B	3,005	89,038
Omnicom Group, Inc.	7,765	627,024
Paramount Skydance Corp. Class B	7,565	101,371
The Trade Desk, Inc. Class A†	10,718	406,855
		5,159,082
Wireless telecommunication services: 0.16%
T-Mobile U.S., Inc.	11,707	2,376,989
Consumer discretionary: 10.25%
Automobile components: 0.03%
Aptiv PLC†	5,260	400,234
Automobiles: 2.34%
Ford Motor Co.	95,265	1,249,877
General Motors Co.	22,707	1,846,533
Tesla, Inc.†	68,399	30,760,398
		33,856,808
See accompanying notes to portfolio of investments
Allspring Index Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Broadline retail: 3.85%
Amazon.com, Inc.†	236,799	$54,657,945
eBay, Inc.	11,002	958,274
		55,616,219
Distributors: 0.04%
Genuine Parts Co.	3,386	416,343
Pool Corp.	798	182,542
		598,885
Hotels, restaurants & leisure: 1.81%
Airbnb, Inc. Class A†	10,352	1,404,973
Booking Holdings, Inc.	785	4,203,934
Carnival Corp.†	26,431	807,203
Chipotle Mexican Grill, Inc. Class A†	32,187	1,190,919
Darden Restaurants, Inc.	2,831	520,961
Domino’s Pizza, Inc.	757	315,533
DoorDash, Inc. Class A†	9,100	2,060,968
Expedia Group, Inc.	2,848	806,867
Hilton Worldwide Holdings, Inc.	5,658	1,625,260
Las Vegas Sands Corp.	7,406	482,057
Marriott International, Inc. Class A	5,422	1,682,121
McDonald’s Corp.	17,335	5,298,096
MGM Resorts International†	4,993	182,195
Norwegian Cruise Line Holdings Ltd.†	11,082	247,350
Royal Caribbean Cruises Ltd.	6,174	1,722,052
Starbucks Corp.	27,674	2,330,428
Wynn Resorts Ltd.	2,055	247,278
Yum! Brands, Inc.	6,759	1,022,501
		26,150,696
Household durables: 0.23%
D.R. Horton, Inc.	6,666	960,104
Garmin Ltd.	3,980	807,343
Lennar Corp. Class A	5,252	539,906
NVR, Inc.†	69	503,201
PulteGroup, Inc.	4,745	556,399
		3,366,953
Leisure products: 0.02%
Hasbro, Inc.	3,245	266,090
Specialty retail: 1.67%
AutoZone, Inc.†	405	1,373,557
Best Buy Co., Inc.	4,756	318,319
Carvana Co. Class A†	3,442	1,452,593
Home Depot, Inc.	24,229	8,337,199
Lowe’s Cos., Inc.	13,651	3,292,075
O’Reilly Automotive, Inc.†	20,547	1,874,092
Ross Stores, Inc.	7,917	1,426,168
See accompanying notes to portfolio of investments
2 | Allspring Index Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
TJX Cos., Inc.	27,091	$4,161,449
Tractor Supply Co.	12,862	643,229
Ulta Beauty, Inc.†	1,091	660,066
Williams-Sonoma, Inc.	2,965	529,519
		24,068,266
Textiles, apparel & luxury goods: 0.26%
Deckers Outdoor Corp.†	3,548	367,821
lululemon athletica, Inc.†	2,627	545,917
NIKE, Inc. Class B	28,950	1,844,405
Ralph Lauren Corp. Class A	943	333,454
Tapestry, Inc.	4,982	636,550
		3,728,147
Consumer staples: 4.64%
Beverages: 1.00%
Brown-Forman Corp. Class B	4,286	111,693
Coca-Cola Co.	94,238	6,588,179
Constellation Brands, Inc. Class A	3,432	473,479
Keurig Dr Pepper, Inc.	33,070	926,291
Molson Coors Beverage Co. Class B	4,121	192,368
Monster Beverage Corp.†	17,361	1,331,068
PepsiCo, Inc.	33,283	4,776,776
		14,399,854
Consumer staples distribution & retail: 1.75%
Costco Wholesale Corp.	10,788	9,302,924
Dollar General Corp.	5,358	711,382
Dollar Tree, Inc.†	4,617	567,937
Kroger Co.	14,840	927,203
Sysco Corp.	11,656	858,931
Target Corp.	11,061	1,081,213
Walmart, Inc.	106,740	11,891,903
		25,341,493
Food products: 0.43%
Archer-Daniels-Midland Co.	11,698	672,518
Bunge Global SA	3,295	293,519
Campbell’s Co.	4,783	133,302
Conagra Brands, Inc.	11,644	201,558
General Mills, Inc.	12,984	603,756
Hershey Co.	3,607	656,402
Hormel Foods Corp.	7,096	168,175
J.M. Smucker Co.	2,597	254,012
Kraft Heinz Co.	20,745	503,066
Lamb Weston Holdings, Inc.	3,392	142,091
McCormick & Co., Inc.	6,164	419,830
See accompanying notes to portfolio of investments
Allspring Index Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Food products(continued)
Mondelez International, Inc. Class A	31,410	$1,690,800
Tyson Foods, Inc. Class A	6,890	403,892
		6,142,921
Household products: 0.78%
Church & Dwight Co., Inc.	5,845	490,103
Clorox Co.	2,969	299,364
Colgate-Palmolive Co.	19,621	1,550,452
Kimberly-Clark Corp.	8,078	814,989
Procter & Gamble Co.	56,880	8,151,473
		11,306,381
Personal care products: 0.10%
Estee Lauder Cos., Inc. Class A	5,984	626,644
Kenvue, Inc.	46,634	804,437
		1,431,081
Tobacco: 0.58%
Altria Group, Inc.	40,862	2,356,103
Philip Morris International, Inc.	37,891	6,077,716
		8,433,819
Energy: 2.77%
Energy equipment & services: 0.21%
Baker Hughes Co. Class A	24,020	1,093,871
Halliburton Co.	20,487	578,962
SLB Ltd.	36,365	1,395,689
		3,068,522
Oil, gas & consumable fuels: 2.56%
APA Corp.	8,633	211,163
Chevron Corp.	46,072	7,021,834
ConocoPhillips	30,080	2,815,789
Coterra Energy, Inc.	18,533	487,789
Devon Energy Corp.	15,270	559,340
Diamondback Energy, Inc.	4,533	681,446
EOG Resources, Inc.	13,208	1,386,972
EQT Corp.	15,191	814,238
Expand Energy Corp.	5,797	639,757
Exxon Mobil Corp.	102,653	12,353,262
Kinder Morgan, Inc.	47,656	1,310,063
Marathon Petroleum Corp.	7,317	1,189,964
Occidental Petroleum Corp.	17,507	719,888
ONEOK, Inc.	15,317	1,125,799
Phillips 66	9,808	1,265,624
Targa Resources Corp.	5,225	964,012
Texas Pacific Land Corp.	1,410	404,980
See accompanying notes to portfolio of investments
4 | Allspring Index Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	7,424	$1,208,553
Williams Cos., Inc.	29,727	1,786,890
		36,947,363
Financials: 13.19%
Banks: 3.59%
Bank of America Corp.	163,535	8,994,425
Citigroup, Inc.	43,555	5,082,433
Citizens Financial Group, Inc.	10,454	610,618
Fifth Third Bancorp	16,090	753,173
Huntington Bancshares, Inc.	38,270	663,984
JPMorgan Chase & Co.	66,265	21,351,908
KeyCorp	22,613	466,732
M&T Bank Corp.	3,741	753,737
PNC Financial Services Group, Inc.	9,546	1,992,537
Regions Financial Corp.	21,345	578,450
Truist Financial Corp.	31,139	1,532,350
U.S. Bancorp	37,838	2,019,036
Wells Fargo & Co.	76,411	7,121,505
		51,920,888
Capital markets: 3.40%
Ameriprise Financial, Inc.	2,261	1,108,659
Ares Management Corp. Class A	5,015	810,574
Bank of New York Mellon Corp.	16,975	1,970,628
BlackRock, Inc.	3,512	3,759,034
Blackstone, Inc.	17,975	2,770,667
Cboe Global Markets, Inc.	2,547	639,297
Charles Schwab Corp.	40,659	4,062,241
CME Group, Inc.	8,778	2,397,096
Coinbase Global, Inc. Class A†	5,554	1,255,982
FactSet Research Systems, Inc.	912	264,653
Franklin Resources, Inc.	7,482	178,745
Goldman Sachs Group, Inc.	7,301	6,417,579
Interactive Brokers Group, Inc. Class A	10,841	697,185
Intercontinental Exchange, Inc.	13,879	2,247,843
Invesco Ltd.	10,834	284,609
KKR & Co., Inc.	16,707	2,129,808
Moody’s Corp.	3,735	1,908,025
Morgan Stanley	29,402	5,219,737
MSCI, Inc. Class A	1,829	1,049,352
Nasdaq, Inc.	10,980	1,066,487
Northern Trust Corp.	4,603	628,724
Raymond James Financial, Inc.	4,292	689,252
Robinhood Markets, Inc. Class A†	19,141	2,164,847
S&P Global, Inc.	7,546	3,943,464
State Street Corp.	6,799	877,139
T. Rowe Price Group, Inc.	5,312	543,843
		49,085,470
See accompanying notes to portfolio of investments
Allspring Index Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Consumer finance: 0.64%
American Express Co.	13,079	$4,838,576
Capital One Financial Corp.	15,475	3,750,521
Synchrony Financial	8,767	731,431
		9,320,528
Financial services: 3.81%
Apollo Global Management, Inc.	11,303	1,636,222
Berkshire Hathaway, Inc. Class B†	44,636	22,436,285
Block, Inc.†	13,331	867,715
Corpay, Inc.†	1,703	512,484
Fidelity National Information Services, Inc.	12,605	837,728
Fiserv, Inc.†	13,092	879,390
Global Payments, Inc.	5,763	446,056
Jack Henry & Associates, Inc.	1,762	321,530
Mastercard, Inc. Class A	19,959	11,394,194
PayPal Holdings, Inc.	22,775	1,329,604
Visa, Inc. Class A	41,080	14,407,167
		55,068,375
Insurance: 1.75%
Aflac, Inc.	11,482	1,266,120
Allstate Corp.	6,370	1,325,915
American International Group, Inc.	13,134	1,123,614
Aon PLC Class A	5,232	1,846,268
Arch Capital Group Ltd.†	8,790	843,137
Arthur J Gallagher & Co.	6,251	1,617,696
Assurant, Inc.	1,219	293,596
Brown & Brown, Inc.	7,147	569,616
Chubb Ltd.	8,909	2,780,677
Cincinnati Financial Corp.	3,798	620,289
Erie Indemnity Co. Class A	618	177,150
Everest Group Ltd.	1,022	346,816
Globe Life, Inc.	1,938	271,049
Hartford Insurance Group, Inc.	6,783	934,697
Loews Corp.	4,125	434,404
Marsh & McLennan Cos., Inc.	11,925	2,212,326
MetLife, Inc.	13,472	1,063,480
Principal Financial Group, Inc.	4,866	429,230
Progressive Corp.	14,274	3,250,475
Prudential Financial, Inc.	8,520	961,737
Travelers Cos., Inc.	5,430	1,575,026
W.R. Berkley Corp.	7,308	512,437
Willis Towers Watson PLC	2,331	765,967
		25,221,722
Health care: 9.44%
Biotechnology: 1.65%
AbbVie, Inc.	43,021	9,829,868
Amgen, Inc.	13,108	4,290,380
See accompanying notes to portfolio of investments
6 | Allspring Index Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Biogen, Inc.†	3,571	$628,460
Gilead Sciences, Inc.	30,200	3,706,748
Incyte Corp.†	4,014	396,463
Moderna, Inc.†	8,464	249,603
Regeneron Pharmaceuticals, Inc.	2,453	1,893,397
Vertex Pharmaceuticals, Inc.†	6,176	2,799,952
		23,794,871
Health care equipment & supplies: 2.00%
Abbott Laboratories	42,327	5,303,150
Align Technology, Inc.†	1,624	253,588
Baxter International, Inc.	12,513	239,123
Becton Dickinson & Co.	6,977	1,354,026
Boston Scientific Corp.†	36,085	3,440,705
Cooper Cos., Inc.†	4,839	396,604
DexCom, Inc.†	9,494	630,117
Edwards Lifesciences Corp.†	14,126	1,204,242
GE HealthCare Technologies, Inc.	11,088	909,438
Hologic, Inc.†	5,418	403,587
IDEXX Laboratories, Inc.†	1,944	1,315,174
Insulet Corp.†	1,712	486,619
Intuitive Surgical, Inc.†	8,629	4,887,121
Medtronic PLC	31,221	2,999,089
ResMed, Inc.	3,553	855,811
Solventum Corp.†	3,589	284,392
STERIS PLC	2,389	605,659
Stryker Corp.	8,378	2,944,616
Zimmer Biomet Holdings, Inc.	4,824	433,774
		28,946,835
Health care providers & services: 1.62%
Cardinal Health, Inc.	5,783	1,188,407
Cencora, Inc.	4,719	1,593,842
Centene Corp.†	11,366	467,711
Cigna Group	6,502	1,789,545
CVS Health Corp.	30,900	2,452,224
DaVita, Inc.†	859	97,591
Elevance Health, Inc.	5,410	1,896,475
HCA Healthcare, Inc.	3,888	1,815,152
Henry Schein, Inc.†	2,436	184,113
Humana, Inc.	2,928	749,949
Labcorp Holdings, Inc.	2,018	506,276
McKesson Corp.	3,004	2,464,151
Molina Healthcare, Inc.†	1,251	217,099
Quest Diagnostics, Inc.	2,708	469,919
UnitedHealth Group, Inc.	22,050	7,278,925
Universal Health Services, Inc. Class B	1,344	293,019
		23,464,398
See accompanying notes to portfolio of investments
Allspring Index Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.91%
Agilent Technologies, Inc.	6,901	$939,019
Bio-Techne Corp.	3,793	223,066
Charles River Laboratories International, Inc.†	1,198	238,977
Danaher Corp.	15,302	3,502,934
IQVIA Holdings, Inc.†	4,145	934,325
Mettler-Toledo International, Inc.†	497	692,912
Revvity, Inc.	2,760	267,030
Thermo Fisher Scientific, Inc.	9,145	5,299,070
Waters Corp.†	1,449	550,374
West Pharmaceutical Services, Inc.	1,751	481,770
		13,129,477
Pharmaceuticals: 3.26%
Bristol-Myers Squibb Co.	49,554	2,672,943
Eli Lilly & Co.	19,330	20,773,564
Johnson & Johnson	58,646	12,136,790
Merck & Co., Inc.	60,417	6,359,493
Pfizer, Inc.	138,400	3,446,160
Viatris, Inc.	28,036	349,048
Zoetis, Inc.	10,727	1,349,671
		47,087,669
Industrials: 8.03%
Aerospace & defense: 2.17%
Axon Enterprise, Inc.†	1,921	1,090,994
Boeing Co.†	19,061	4,138,524
General Dynamics Corp.	6,171	2,077,529
General Electric Co.	25,676	7,908,978
Howmet Aerospace, Inc.	9,787	2,006,531
Huntington Ingalls Industries, Inc.	955	324,767
L3Harris Technologies, Inc.	4,553	1,336,624
Lockheed Martin Corp.	4,957	2,397,552
Northrop Grumman Corp.	3,266	1,862,306
RTX Corp.	32,637	5,985,626
Textron, Inc.	4,290	373,959
TransDigm Group, Inc.	1,371	1,823,224
		31,326,614
Air freight & logistics: 0.29%
CH Robinson Worldwide, Inc.	2,876	462,346
Expeditors International of Washington, Inc.	3,262	486,070
FedEx Corp.	5,284	1,526,336
United Parcel Service, Inc. Class B	17,988	1,784,230
		4,258,982
Building products: 0.44%
A.O. Smith Corp.	2,760	184,589
Allegion PLC	2,094	333,407
Builders FirstSource, Inc.†	2,692	276,980
See accompanying notes to portfolio of investments
8 | Allspring Index Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Building products(continued)
Carrier Global Corp.	19,271	$1,018,279
Johnson Controls International PLC	14,876	1,781,401
Lennox International, Inc.	777	377,296
Masco Corp.	5,056	320,854
Trane Technologies PLC	5,398	2,100,901
		6,393,707
Commercial services & supplies: 0.45%
Cintas Corp.	8,315	1,563,802
Copart, Inc.†	21,674	848,537
Republic Services, Inc. Class A	4,898	1,038,033
Rollins, Inc.	7,144	428,783
Veralto Corp.	6,044	603,070
Waste Management, Inc.	9,022	1,982,224
		6,464,449
Construction & engineering: 0.21%
Comfort Systems USA, Inc.	857	799,830
EMCOR Group, Inc.	1,090	666,851
Quanta Services, Inc.	3,630	1,532,078
		2,998,759
Electrical equipment: 0.84%
AMETEK, Inc.	5,604	1,150,557
Eaton Corp. PLC	9,454	3,011,194
Emerson Electric Co.	13,675	1,814,946
GE Vernova, Inc.	6,604	4,316,176
Generac Holdings, Inc.†	1,428	194,737
Hubbell, Inc. Class B	1,294	574,678
Rockwell Automation, Inc.	2,733	1,063,328
		12,125,616
Ground transportation: 0.81%
CSX Corp.	45,328	1,643,140
J.B. Hunt Transport Services, Inc.	1,831	355,837
Norfolk Southern Corp.	5,462	1,576,989
Old Dominion Freight Line, Inc.	4,479	702,307
Uber Technologies, Inc.†	50,578	4,132,728
Union Pacific Corp.	14,439	3,340,029
		11,751,030
Industrial conglomerates: 0.35%
3M Co.	12,931	2,070,253
Honeywell International, Inc.	15,454	3,014,921
		5,085,174
Machinery: 1.58%
Caterpillar, Inc.	11,391	6,525,562
Cummins, Inc.	3,360	1,715,112
See accompanying notes to portfolio of investments
Allspring Index Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Deere & Co.	6,120	$2,849,288
Dover Corp.	3,339	651,906
Fortive Corp.	7,731	426,828
IDEX Corp.	1,822	324,207
Illinois Tool Works, Inc.	6,426	1,582,724
Ingersoll Rand, Inc.	8,752	693,333
Nordson Corp.	1,299	312,319
Otis Worldwide Corp.	9,486	828,602
PACCAR, Inc.	12,784	1,399,976
Parker-Hannifin Corp.	3,072	2,700,165
Pentair PLC	3,983	414,790
Snap-on, Inc.	1,266	436,264
Stanley Black & Decker, Inc.	3,770	280,036
Westinghouse Air Brake Technologies Corp.	4,161	888,165
Xylem, Inc.	5,926	807,003
		22,836,280
Passenger airlines: 0.17%
Delta Air Lines, Inc.	15,789	1,095,756
Southwest Airlines Co.	12,588	520,262
United Airlines Holdings, Inc.†	7,880	881,142
		2,497,160
Professional services: 0.48%
Automatic Data Processing, Inc.	9,845	2,532,429
Broadridge Financial Solutions, Inc.	2,841	634,026
Dayforce, Inc.†	3,896	269,447
Equifax, Inc.	2,979	646,384
Jacobs Solutions, Inc.	2,910	385,459
Leidos Holdings, Inc.	3,112	561,405
Paychex, Inc.	7,884	884,427
Paycom Software, Inc.	1,189	189,479
Verisk Analytics, Inc. Class A	3,393	758,980
		6,862,036
Trading companies & distributors: 0.24%
Fastenal Co.	27,945	1,121,433
United Rentals, Inc.	1,549	1,253,637
WW Grainger, Inc.	1,065	1,074,638
		3,449,708
Information technology: 33.90%
Communications equipment: 0.87%
Arista Networks, Inc.†	25,136	3,293,570
Cisco Systems, Inc.	95,924	7,389,026
F5, Inc.†	1,404	358,385
Motorola Solutions, Inc.	4,054	1,553,979
		12,594,960
See accompanying notes to portfolio of investments
10 | Allspring Index Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.73%
Amphenol Corp. Class A	29,796	$4,026,631
CDW Corp.	3,169	431,618
Corning, Inc.	18,991	1,662,852
Jabil, Inc.	2,601	593,080
Keysight Technologies, Inc.†	4,183	849,944
TE Connectivity PLC	7,161	1,629,199
Teledyne Technologies, Inc.†	1,143	583,764
Trimble, Inc.†	5,791	453,725
Zebra Technologies Corp. Class A†	1,233	299,397
		10,530,210
IT services: 0.95%
Accenture PLC Class A	15,095	4,049,989
Akamai Technologies, Inc.†	3,502	305,550
Cognizant Technology Solutions Corp. Class A	11,748	975,084
EPAM Systems, Inc.†	1,345	275,564
Gartner, Inc.†	1,754	442,499
GoDaddy, Inc. Class A†	3,290	408,223
International Business Machines Corp.	22,753	6,739,666
VeriSign, Inc.	2,031	493,431
		13,690,006
Semiconductors & semiconductor equipment: 13.97%
Advanced Micro Devices, Inc.†	39,629	8,486,947
Analog Devices, Inc.	11,975	3,247,620
Applied Materials, Inc.	19,392	4,983,550
Broadcom, Inc.	114,951	39,784,541
First Solar, Inc.†	2,612	682,333
Intel Corp.†	109,144	4,027,414
KLA Corp.	3,198	3,885,826
Lam Research Corp.	30,574	5,233,657
Microchip Technology, Inc.	13,155	838,237
Micron Technology, Inc.	27,323	7,798,257
Monolithic Power Systems, Inc.	1,166	1,056,816
NVIDIA Corp.	591,505	110,315,682
NXP Semiconductors NV	6,126	1,329,709
ON Semiconductor Corp.†	9,795	530,399
Qnity Electronics, Inc.	5,098	416,252
QUALCOMM, Inc.	26,070	4,459,273
Skyworks Solutions, Inc.	3,619	229,481
Teradyne, Inc.	3,812	737,851
Texas Instruments, Inc.	22,117	3,837,078
		201,880,923
Software: 10.14%
Adobe, Inc.†	10,189	3,566,048
AppLovin Corp. Class A†	6,589	4,439,800
Autodesk, Inc.†	5,185	1,534,812
Cadence Design Systems, Inc.†	6,626	2,071,155
See accompanying notes to portfolio of investments
Allspring Index Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Software(continued)
Crowdstrike Holdings, Inc. Class A†	6,109	$2,863,655
Datadog, Inc. Class A†	7,922	1,077,313
Fair Isaac Corp.†	577	975,488
Fortinet, Inc.†	15,386	1,221,802
Gen Digital, Inc.	13,661	371,443
Intuit, Inc.	6,787	4,495,844
Microsoft Corp.	180,917	87,495,079
Oracle Corp.	40,942	7,980,005
Palantir Technologies, Inc. Class A†	55,605	9,883,789
Palo Alto Networks, Inc.†	16,649	3,066,746
PTC, Inc.†	2,916	507,996
Roper Technologies, Inc.	2,620	1,166,241
Salesforce, Inc.	23,173	6,138,759
ServiceNow, Inc.†	25,252	3,868,354
Synopsys, Inc.†	4,521	2,123,604
Tyler Technologies, Inc.†	1,047	475,286
Workday, Inc. Class A†	5,282	1,134,468
		146,457,687
Technology hardware, storage & peripherals: 7.24%
Apple, Inc.	359,683	97,783,420
Dell Technologies, Inc. Class C	7,337	923,582
Hewlett Packard Enterprise Co.	32,118	771,474
HP, Inc.	22,752	506,915
NetApp, Inc.	4,859	520,350
Sandisk Corp.†	3,389	804,481
Seagate Technology Holdings PLC	5,303	1,460,393
Super Micro Computer, Inc.†	12,206	357,270
Western Digital Corp.	8,322	1,433,631
		104,561,516
Materials: 1.80%
Chemicals: 0.94%
Air Products & Chemicals, Inc.	5,417	1,338,107
Albemarle Corp.	2,865	405,226
CF Industries Holdings, Inc.	3,797	293,660
Corteva, Inc.	16,449	1,102,577
Dow, Inc.	17,301	404,497
DuPont de Nemours, Inc.	10,199	410,000
Ecolab, Inc.	6,205	1,628,937
International Flavors & Fragrances, Inc.	6,234	420,109
Linde PLC	11,366	4,846,349
LyondellBasell Industries NV Class A	6,268	271,404
Mosaic Co.	7,726	186,119
PPG Industries, Inc.	5,462	559,637
Sherwin-Williams Co.	5,612	1,818,456
		13,685,078
See accompanying notes to portfolio of investments
12 | Allspring Index Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Construction materials: 0.27%
CRH PLC	16,316	$2,036,237
Martin Marietta Materials, Inc.	1,468	914,065
Vulcan Materials Co.	3,216	917,267
		3,867,569
Containers & packaging: 0.18%
Amcor PLC	56,190	468,625
Avery Dennison Corp.	1,881	342,116
Ball Corp.	6,523	345,523
International Paper Co.	12,853	506,280
Packaging Corp. of America	2,175	448,550
Smurfit WestRock PLC	12,711	491,534
		2,602,628
Metals & mining: 0.41%
Freeport-McMoRan, Inc.	34,953	1,775,263
Newmont Corp.	26,563	2,652,316
Nucor Corp.	5,571	908,686
Steel Dynamics, Inc.	3,341	566,132
		5,902,397
Real estate: 1.80%
Health care REITs: 0.31%
Alexandria Real Estate Equities, Inc.	3,786	185,287
Healthpeak Properties, Inc.	16,916	272,009
Ventas, Inc.	11,434	884,763
Welltower, Inc.	16,706	3,100,801
		4,442,860
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	15,568	276,021
Industrial REITs: 0.20%
Prologis, Inc.	22,610	2,886,392
Office REITs: 0.02%
BXP, Inc.	3,587	242,051
Real estate management & development: 0.13%
CBRE Group, Inc. Class A†	7,135	1,147,237
CoStar Group, Inc.†	10,317	693,715
		1,840,952
Residential REITs: 0.20%
AvalonBay Communities, Inc.	3,443	624,251
Camden Property Trust	2,590	285,107
Equity Residential	8,428	531,301
Essex Property Trust, Inc.	1,568	410,314
Invitation Homes, Inc.	13,728	381,501
See accompanying notes to portfolio of investments
Allspring Index Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	2,850	$395,894
UDR, Inc.	7,321	268,534
		2,896,902
Retail REITs: 0.24%
Federal Realty Investment Trust	1,911	192,629
Kimco Realty Corp.	16,484	334,131
Realty Income Corp.	22,392	1,262,237
Regency Centers Corp.	4,007	276,603
Simon Property Group, Inc.	7,947	1,471,069
		3,536,669
Specialized REITs: 0.68%
American Tower Corp.	11,396	2,000,796
Crown Castle, Inc.	10,600	942,022
Digital Realty Trust, Inc.	7,860	1,216,021
Equinix, Inc.	2,390	1,831,122
Extra Space Storage, Inc.	5,166	672,717
Iron Mountain, Inc.	7,195	596,825
Public Storage	3,844	997,518
SBA Communications Corp. Class A	2,594	501,757
VICI Properties, Inc. Class A	26,017	731,598
Weyerhaeuser Co.	17,547	415,688
		9,906,064
Utilities: 2.22%
Electric utilities: 1.45%
Alliant Energy Corp.	6,257	406,768
American Electric Power Co., Inc.	13,029	1,502,374
Constellation Energy Corp.	7,602	2,685,559
Duke Energy Corp.	18,930	2,218,785
Edison International	9,366	562,147
Entergy Corp.	10,871	1,004,807
Evergy, Inc.	5,604	406,234
Eversource Energy	9,133	614,925
Exelon Corp.	24,592	1,071,965
FirstEnergy Corp.	12,655	566,564
NextEra Energy, Inc.	50,694	4,069,714
NRG Energy, Inc.	4,665	742,855
PG&E Corp.	53,501	859,761
Pinnacle West Capital Corp.	2,913	258,383
PPL Corp.	18,007	630,605
Southern Co.	26,803	2,337,222
Xcel Energy, Inc.	14,399	1,063,510
		21,002,178
Gas utilities: 0.05%
Atmos Energy Corp.	3,907	654,930
See accompanying notes to portfolio of investments
14 | Allspring Index Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.11%
AES Corp.	17,334	$248,570
Vistra Corp.	7,753	1,250,791
		1,499,361
Multi-utilities: 0.57%
Ameren Corp.	6,584	657,478
CenterPoint Energy, Inc.	15,892	609,299
CMS Energy Corp.	7,408	518,042
Consolidated Edison, Inc.	8,786	872,626
Dominion Energy, Inc.	20,786	1,217,852
DTE Energy Co.	5,055	651,994
NiSource, Inc.	11,616	485,084
Public Service Enterprise Group, Inc.	12,150	975,645
Sempra	15,887	1,402,663
WEC Energy Group, Inc.	7,918	835,032
		8,225,715
Water utilities: 0.04%
American Water Works Co., Inc.	4,750	619,875
Total common stocks (Cost $274,608,464)		1,422,482,389

		Yield
Short-term investments: 1.33%
Investment companies: 1.33%
Allspring Government Money Market Fund Select Class♠∞		3.71%	19,171,553	19,171,553
Total short-term investments (Cost $19,171,553)				19,171,553
Total investments in securities (Cost $293,780,017)	99.78%			1,441,653,942
Other assets and liabilities, net	0.22			3,151,688
Total net assets	100.00%			$1,444,805,630

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Index Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,763,979	$85,225,908	$(82,818,334)	$0	$0	$19,171,553	19,171,553	$542,399
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	64	3-20-2026	$22,044,809	$22,056,000	$11,191	$0
See accompanying notes to portfolio of investments
16 | Allspring Index Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 17

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$150,465,965	$0	$0	$150,465,965
Consumer discretionary	148,052,298	0	0	148,052,298
Consumer staples	67,055,549	0	0	67,055,549
Energy	40,015,885	0	0	40,015,885
Financials	190,616,983	0	0	190,616,983
Health care	136,423,250	0	0	136,423,250
Industrials	116,049,515	0	0	116,049,515
Information technology	489,715,302	0	0	489,715,302
Materials	26,057,672	0	0	26,057,672
Real estate	26,027,911	0	0	26,027,911
Utilities	32,002,059	0	0	32,002,059
Short-term investments
Investment companies	19,171,553	0	0	19,171,553
	1,441,653,942	0	0	1,441,653,942
Futures contracts	11,191	0	0	11,191
Total assets	$1,441,665,133	$0	$0	$1,441,665,133
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of December 31, 2025, $2,510,578 was segregated as cash collateral for these open futures contracts.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Index Fund